UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Bahl & Gaynor Dividend ETF
BGDV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Bahl & Gaynor Dividend ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgdv/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Dividend ETF	$48	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Dividend ETF (“BGDV” or the “Fund”) returned +13.61% (NAV) for the one-year period ended 12/31/2025. Over the same period, the S&P 500 returned +17.88%.
The Fund’s large cap core approach seeks to provide current income that rises over the long-term. The Fund typically invests in high-quality, large market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Information Technology, Consumer Discretionary, and Real Estate contributed positively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2025.
↑	Top position contributors included Western Digital (WDC), Taiwan Semiconductor Manufacturing ADR (TSM), and Eli Lilly (LLY) relative to the S&P 500 benchmark for the one-year period ended 12/31/2025.

Top Detractors
↓	From a sector perspective, Industrials, Financials, and Consumer Staples contributed negatively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2025.
↓	Top position detractors included Motorola Solutions (MSI), UnitedHealth Group (UNH), and Marsh & McLennan (MRSH) relative to the S&P 500 benchmark for the one-year period ended 12/31/2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Bahl & Gaynor Dividend ETF	PAGE 1	TSR-AR-268961505

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2024)
Bahl & Gaynor Dividend ETF NAV	13.62	10.36
S&P 500 TR	17.88	13.26
Visit https://etf.bahl-gaynor.com/bgdv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$712,750,958
Number of Holdings	53
Net Advisory Fee	$3,013,338
Portfolio Turnover	32%
30-Day SEC Yield	1.10%
30-Day SEC Yield Unsubsidized	1.10%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Eli Lilly & Co.	5.8%
Broadcom, Inc.	5.0%
TJX Cos., Inc.	3.9%
Motorola Solutions, Inc.	3.5%
Alphabet, Inc.	3.2%
AbbVie, Inc.	3.2%
Broadridge Financial Solutions, Inc.	2.9%
Cintas Corp.	2.8%
Meta Platforms, Inc.	2.6%

Top Sectors	(% of Net Assets)
Information Technology	24.0%
Financials	17.3%
Industrials	17.2%
Health Care	12.6%
Consumer Discretionary	6.2%
Communication Services	5.9%
Energy	5.6%
Utilities	5.0%
Consumer Staples	4.5%
Cash & Other	1.7%
MANAGED DISTRIBUTIONS
The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/bgdv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor, Inc. documents not be householded, please contact Bahl & Gaynor, Inc. at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor, Inc. or your financial intermediary.
Bahl & Gaynor Dividend ETF	PAGE 2	TSR-AR-268961505

Bahl & Gaynor Income Growth ETF
BGIG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgig/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth ETF	$48	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Income Growth ETF (“BGIG” or the “Fund”) returned +12.39% (NAV) for the one-year period ended 12/31/2025. Over the same period, the S&P 500 returned +17.88%.
The Fund’s large cap core approach seeks to provide high current income that rises over time. The Fund typically invests in high-quality, large market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
There were 51 portfolio dividend increases during the one-year period ended 12/31/2025. The weighted average one-year dividend growth rate of the portfolio’s underlying holdings as of 12/31/2025 was 8.6%.
The views in this letter were as of December 31, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Health Care, Financials, and Consumer Discretionary contributed positively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2025.
↑	Top position contributors included Broadcom (AVGO), Johnson & Johnson (JNJ), and Corning (GLW) relative to the S&P 500 benchmark for the one-year period ended 12/31/2025.

Top Detractors
↓	From a sector perspective, Industrials, Consumer Staples, and Communication Services contributed negatively to Fund performance versus the S&P 500 for the one-year period ended 12/31/2025.
↓	Top position detractors included Procter & Gamble (PG), Marsh & McLennan (MRSH), and Merck (MRK) relative to the S&P 500 benchmark for the one-year period ended 12/31/2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Bahl & Gaynor Income Growth ETF	PAGE 1	TSR-AR-26922B527

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/14/2023)
Bahl & Gaynor Income Growth ETF NAV	12.39	14.24
S&P 500 TR	17.88	21.62
Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$393,579,725
Number of Holdings	53
Net Advisory Fee	$1,153,562
Portfolio Turnover	29%
30-Day SEC Yield	1.95%
30-Day SEC Yield Unsubsidized	1.95%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Eli Lilly & Co.	5.7%
Johnson & Johnson	5.3%
Broadcom, Inc.	5.1%
AbbVie, Inc.	4.7%
Microsoft Corp.	4.6%
Travelers Cos., Inc.	3.6%
JPMorgan Chase & Co.	3.3%
Williams Cos., Inc.	3.0%
Procter & Gamble Co.	3.0%
NextEra Energy, Inc.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	19.7%
Health Care	17.5%
Financials	14.7%
Industrials	12.2%
Energy	10.2%
Utilities	7.7%
Consumer Staples	7.6%
Consumer Discretionary	6.2%
Real Estate	3.4%
Cash & Other	0.8%
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
Bahl & Gaynor Income Growth ETF	PAGE 2	TSR-AR-26922B527

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/bgig/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor, Inc. documents not be householded, please contact Bahl & Gaynor, Inc. at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor, Inc. or your financial intermediary.
Bahl & Gaynor Income Growth ETF	PAGE 3	TSR-AR-26922B527

Bahl & Gaynor Small Cap Dividend ETF
SCDV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Bahl & Gaynor Small Cap Dividend ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://etf.bahl-gaynor.com/scdv/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small Cap Dividend ETF	$71	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small Cap Dividend ETF (“SCDV” or the “Fund”) returned +3.15% (NAV) for the one-year period ended 12/31/2025. Over the same period, the S&P 500 and Russell 2000 returned +17.88% and +12.81%, respectively.
The Fund’s small cap core approach seeks to provide current income that rises over the long-term. The Fund typically invests in high-quality, small market capitalization companies that have historically exhibited the ability to compound capital and dividends at attractive growth rates.
The views in this letter were as of December 31, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Consumer Discretionary, Energy, and Real Estate contributed positively to Fund performance versus the Russell 2000 for the one-year period ended 12/31/2025.
↑	Top position contributors included Curtiss-Wright (CW), BWX Technologies (BWXT), and Ensign Group (ENSG) relative to the Russell 2000 benchmark for the one-year period ended 12/31/2025.

Top Detractors
↓	From a sector perspective, Health Care, Materials, and Consumer Staples contributed negatively to Fund performance versus the Russell 2000 for the one-year period ended 12/31/2025.
↓	Top position detractors included AAON (AAON), Chemed Corporation (CHE), and Tetra Tech (TTEK) relative to the Russell 2000 benchmark for the one-year period ended 12/31/2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Bahl & Gaynor Small Cap Dividend ETF	PAGE 1	TSR-AR-268961604

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2024)
Bahl & Gaynor Small Cap Dividend ETF NAV	3.15	-3.75
S&P 500 TR	17.88	13.26
Russell 2000 Total Return Index	12.81	4.92
Visit https://etf.bahl-gaynor.com/scdv/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$124,366,164
Number of Holdings	41
Net Advisory Fee	$776,835
Portfolio Turnover	24%
30-Day SEC Yield	0.64%
30-Day SEC Yield Unsubsidized	0.64%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	7.4%
Gildan Activewear, Inc.	6.2%
Curtiss-Wright Corp.	5.4%
Federal Signal Corp.	5.2%
Evercore, Inc.	4.6%
Victory Capital Holdings, Inc.	4.2%
MSA Safety, Inc.	4.1%
Chemed Corp.	4.0%
Enpro, Inc.	3.9%
Tetra Tech, Inc.	3.8%

Top Sectors	(% of Net Assets)
Industrials	29.9%
Health Care	18.4%
Financials	12.0%
Consumer Discretionary	10.7%
Consumer Staples	5.9%
Materials	5.2%
Real Estate	4.7%
Information Technology	4.1%
Communication Services	3.5%
Cash & Other	5.6%
MANAGED DISTRIBUTIONS
The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/scdv/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor, Inc. documents not be householded, please contact Bahl & Gaynor, Inc. at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor, Inc. or your financial intermediary.
Bahl & Gaynor Small Cap Dividend ETF	PAGE 2	TSR-AR-268961604

Bahl & Gaynor Small/Mid Cap Income Growth ETF
SMIG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://etf.bahl-gaynor.com/smig/. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$60	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) returned +0.89% (NAV) for one-year period ended 12/31/2025. Over the same period, the S&P 500 and Russell 2500 returned +17.88% and +11.91%, respectively.
The Fund’s small/mid-cap core approach seeks to provide high current income that rises over time. The Fund typically invests in high-quality small/mid-size companies that have historically exhibited an ability to compound capital and dividends at attractive growth rates.
There were 44 portfolio dividend increases during the one-year period ended 12/31/2025. The weighted average one-year dividend growth rate of the portfolio’s underlying holdings as of 12/31/2025 was 9.8%.
The views in this letter were as of December 31, 2025, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	From a sector perspective, Consumer Discretionary, Energy, and Financials contributed positively to Fund performance versus the Russell 2500 for the one-year period ended 12/31/2025.
↑	Top position contributors included Gildan Activewear (GIL), Hartford Insurance Group (HIG), and Evercore (EVR) relative to the Russell 2500 benchmark for the one-year period ended 12/31/2025.

Top Detractors
↓	From a sector perspective, Industrials, Health Care, and Materials contributed negatively to Fund performance versus the Russell 2500 for the one-year period ended 12/31/2025.
↓	Top position detractors included Perrigo (PRGO), Interparfums (IPAR), and Watsco (WSO) relative to the Russell 2500 benchmark for the one-year period ended 12/31/2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 1	TSR-AR-26922B832

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/25/2021)
Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV	0.89	5.16
S&P 500 TR	17.88	11.78
Russell 2500 Total Return	11.91	4.68
Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,132,201,786
Number of Holdings	46
Net Advisory Fee	$6,222,210
Portfolio Turnover	17%
30-Day SEC Yield	1.93%
30-Day SEC Yield Unsubsidized	1.93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
Gildan Activewear, Inc.	4.9%
Targa Resources Corp.	4.7%
Hartford Insurance Group, Inc.	4.7%
Snap-on, Inc.	4.6%
Hubbell, Inc.	4.4%
Broadridge Financial Solutions, Inc.	4.3%
Evercore, Inc.	4.2%
Victory Capital Holdings, Inc.	4.0%
DT Midstream, Inc.	4.0%
Packaging Corp. of America	3.7%

Top Sectors	(% of Net Assets)
Financials	21.7%
Industrials	19.9%
Utilities	9.9%
Energy	9.8%
Consumer Discretionary	9.6%
Materials	7.7%
Health Care	6.6%
Real Estate	5.9%
Information Technology	4.6%
Cash & Other	4.3%
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 2	TSR-AR-26922B832

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.bahl-gaynor.com/smig/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor, Inc. documents not be householded, please contact Bahl & Gaynor, Inc. at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor, Inc. or your financial intermediary.
Bahl & Gaynor Small/Mid Cap Income Growth ETF	PAGE 3	TSR-AR-26922B832

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024	FYE 10/31/2024
(a) Audit Fees	$58,000	$53,500	$14,500
(b) Audit-Related Fees	$0	$0	$0
(c) Tax Fees	$14,000	$12,600	$3,500
(d) All Other Fees	$0	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024	FYE 10/31/2024
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024	FYE 10/31/2024
Registrant	N/A	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Bahl & Gaynor Dividend ETF (Ticker: BGDV)
Bahl & Gaynor Income Growth ETF (Ticker: BGIG)
Bahl & Gaynor Small Cap Dividend ETF (Ticker: SCDV)
Bahl & Gaynor Small/Mid Cap Income Growth ETF (Ticker: SMIG)
Annual Financial Statements and Additional Information
December 31, 2025

Bahl & Gaynor Dividend ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 5.9%
Alphabet, Inc. - Class A	73,586	$23,032,418
Meta Platforms, Inc. - Class A	28,308	18,685,828
		41,718,246
Consumer Discretionary - 6.2%
Ferrari NV	15,645	5,781,766
Home Depot, Inc.	32,775	11,277,878
TJX Cos., Inc.	178,964	27,490,660
		44,550,304
Consumer Staples - 4.5%
Mondelez International, Inc. - Class A	271,835	14,632,878
Procter & Gamble Co.	48,625	6,968,449
Walmart, Inc.	91,211	10,161,817
		31,763,144
Energy - 5.6%
Chevron Corp.	36,668	5,588,570
Targa Resources Corp.	90,636	16,722,342
Williams Cos., Inc.	294,261	17,688,028
		39,998,940
Financials - 17.3%
Apollo Global Management, Inc.	88,837	12,860,044
Cboe Global Markets, Inc.	48,323	12,129,073
CME Group, Inc.	14,046	3,835,681
Evercore, Inc. - Class A	21,091	7,176,213
Hartford Insurance Group, Inc.	134,666	18,556,975
JPMorgan Chase & Co.	44,421	14,313,334
KKR & Co., Inc.	68,312	8,708,414
Marsh & McLennan Cos., Inc.	37,236	6,908,023
Reinsurance Group of America, Inc.	79,117	16,097,145
Travelers Cos., Inc.	49,484	14,353,329
Victory Capital Holdings, Inc. - Class A	133,209	8,404,156
		123,342,387
Health Care - 12.6%
AbbVie, Inc.	99,513	22,737,726
Eli Lilly & Co.	38,157	41,006,565
Encompass Health Corp.	92,338	9,800,755
UnitedHealth Group, Inc.	48,356	15,962,799
		89,507,845
Industrials - 17.2%
Broadridge Financial Solutions, Inc.	93,125	20,782,706
Carlisle Cos., Inc.	27,331	8,742,094
Carrier Global Corp.	186,956	9,878,755
Cintas Corp.	106,060	19,946,704
Hubbell, Inc.	18,963	8,421,658
L3Harris Technologies, Inc.	38,780	11,384,645
Parker-Hannifin Corp.	16,289	14,317,379
Snap-on, Inc.	37,280	12,846,688
Waste Management, Inc.	75,784	16,650,503
		122,971,132

	Shares	Value
Information Technology - 24.0%
Accenture PLC - Class A	33,724	$9,048,149
Amphenol Corp. - Class A	99,818	13,489,405
Analog Devices, Inc.	37,101	10,061,791
Broadcom, Inc.	102,533	35,486,671
Microsoft Corp.	32,007	15,479,225
Motorola Solutions, Inc.	65,346	25,048,429
Oracle Corp.	27,193	5,300,188
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	135,007	41,027,277
Western Digital Corp.	92,143	15,873,475
		170,814,610
Materials - 1.6%
Avery Dennison Corp.	44,329	8,062,558
Linde PLC	8,658	3,691,685
		11,754,243
Utilities - 5.0%
CMS Energy Corp.	143,334	10,023,347
NextEra Energy, Inc.	189,080	15,179,342
Sempra	118,757	10,485,055
		35,687,744
TOTAL COMMON STOCKS (Cost $632,790,503)		712,108,595

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.2%
3.62%, 03/12/2026(a)	$169,000	167,853
3.51%, 03/19/2026(a)	857,000	850,665
3.49%, 03/26/2026(a)	142,000	140,850
3.43%, 04/02/2026(a)	233,000	230,934
TOTAL U.S. TREASURY BILLS (Cost $1,390,299)		1,390,302
TOTAL INVESTMENTS - 100.1% (Cost $634,180,802)		$713,498,897
Liabilities in Excess of Other Assets - (0.1)%		(747,939)
TOTAL NET ASSETS - 100.0%		$712,750,958

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown is the annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Bahl & Gaynor Income Growth ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 6.2%
Darden Restaurants, Inc.	16,648	$3,063,565
Garmin Ltd.	9,635	1,954,460
Home Depot, Inc.	24,926	8,577,036
McDonald’s Corp.	35,008	10,699,495
		24,294,556
Consumer Staples - 7.6%
Mondelez International, Inc. - Class A	188,767	10,161,328
PepsiCo, Inc.	38,035	5,458,783
Philip Morris International, Inc.	17,545	2,814,218
Procter & Gamble Co.	81,287	11,649,240
		30,083,569
Energy - 10.2%
Chevron Corp.	56,792	8,655,669
Exxon Mobil Corp.	69,510	8,364,833
Kinder Morgan, Inc.	137,314	3,774,762
ONEOK, Inc.	40,556	2,980,866
Targa Resources Corp.	26,033	4,803,089
Williams Cos., Inc.	195,467	11,749,521
		40,328,740
Financials - 14.7%
Apollo Global Management, Inc.	30,068	4,352,644
CME Group, Inc.	22,438	6,127,369
Hartford Insurance Group, Inc.	50,704	6,987,011
JPMorgan Chase & Co.	39,699	12,791,812
Marsh & McLennan Cos., Inc.	27,388	5,081,022
PNC Financial Services Group, Inc.	39,428	8,229,806
Travelers Cos., Inc.	49,130	14,250,648
		57,820,312
Health Care - 17.5%
AbbVie, Inc.	80,688	18,436,401
Eli Lilly & Co.	20,965	22,530,666
Johnson & Johnson	101,160	20,935,062
UnitedHealth Group, Inc.	20,544	6,781,780
		68,683,909
Industrials - 12.2%
Automatic Data Processing, Inc.	29,336	7,546,099
Eaton Corp. PLC	22,497	7,165,519
Fastenal Co.	63,312	2,540,711
General Dynamics Corp.	24,178	8,139,765
Illinois Tool Works, Inc.	18,347	4,518,866
Lockheed Martin Corp.	12,777	6,179,852
Paychex, Inc.	45,846	5,143,004
RTX Corp.	23,637	4,335,026
Union Pacific Corp.	11,153	2,579,912
		48,148,754
Information Technology - 19.7%
Accenture PLC - Class A	27,438	7,361,615
Broadcom, Inc.	58,462	20,233,698
Cisco Systems, Inc.	91,956	7,083,371

	Shares	Value
Corning, Inc.	59,216	$5,184,953
Microsoft Corp.	37,562	18,165,734
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	31,929	9,702,904
TE Connectivity PLC	32,406	7,372,689
Texas Instruments, Inc.	13,808	2,395,550
		77,500,514
Materials - 0.5%
Linde PLC	4,753	2,026,632
Real Estate - 3.4%
AvalonBay Communities, Inc.	34,507	6,256,464
VICI Properties, Inc.	259,639	7,301,049
		13,557,513
Utilities - 7.7%
NextEra Energy, Inc.	138,541	11,122,071
PPL Corp.	195,564	6,848,651
Sempra	76,699	6,771,755
WEC Energy Group, Inc.	51,832	5,466,203
		30,208,680
TOTAL COMMON STOCKS (Cost $367,715,973)		392,653,179

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.3%
3.62%, 03/12/2026(a)	$132,000	131,104
3.51%, 03/19/2026(a)	327,000	324,583
3.53%, 03/26/2026(a)	85,000	84,312
3.43%, 04/02/2026(a)	518,000	513,406
TOTAL U.S. TREASURY BILLS (Cost $1,053,500)		1,053,405
TOTAL INVESTMENTS - 100.0% (Cost $368,769,473)		$393,706,584
Liabilities in Excess of Other Assets - (0.0)%(b)		(126,859)
TOTAL NET ASSETS - 100.0%		$393,579,725

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Bahl & Gaynor Small Cap Dividend ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.5%
New York Times Co. - Class A	62,937	$4,369,087
Consumer Discretionary - 10.7%
Gildan Activewear, Inc.	123,944	7,741,542
Installed Building Products, Inc.	6,996	1,814,693
Texas Roadhouse, Inc.	22,698	3,767,868
		13,324,103
Consumer Staples - 5.9%
Interparfums, Inc.	23,420	1,986,718
Marzetti Co.	17,784	2,924,045
Utz Brands, Inc.	231,078	2,398,590
		7,309,353
Energy - 2.2%
DT Midstream, Inc.	22,500	2,692,800
Financials - 12.0%
Evercore, Inc. - Class A	16,635	5,660,059
Kinsale Capital Group, Inc.	3,875	1,515,590
Reinsurance Group of America, Inc.	12,644	2,572,548
Victory Capital Holdings, Inc. - Class A	82,350	5,195,461
		14,943,658
Health Care - 18.4%
Chemed Corp.	11,705	5,008,101
Encompass Health Corp.	7,974	846,360
Ensign Group, Inc.	53,154	9,259,427
LeMaitre Vascular, Inc.	36,559	2,964,935
Perrigo Co. PLC	111,957	1,558,442
US Physical Therapy, Inc.	42,145	3,291,103
		22,928,368
Industrials - 29.9%(a)
AAON, Inc.	23,209	1,769,686
Applied Industrial Technologies, Inc.	9,763	2,506,846
Armstrong World Industries, Inc.	5,908	1,129,019
BWX Technologies, Inc.	22,791	3,939,197
Curtiss-Wright Corp.	12,223	6,738,173
Enpro, Inc.	22,855	4,893,941
Federal Signal Corp.	59,177	6,426,030
MSA Safety, Inc.	31,596	5,059,783
Tetra Tech, Inc.	140,190	4,701,973
		37,164,648
Information Technology - 4.1%
Littelfuse, Inc.	15,350	3,882,322
Universal Display Corp.	10,805	1,261,808
		5,144,130
Materials - 5.2%
AptarGroup, Inc.	23,533	2,870,085
Balchem Corp.	23,360	3,582,489
		6,452,574

	Shares	Value
Real Estate - 4.7%
American Healthcare REIT, Inc.	87,835	$4,133,515
Terreno Realty Corp.	28,952	1,699,772
		5,833,287
Utilities - 3.2%
Chesapeake Utilities Corp.	31,864	3,975,353
TOTAL COMMON STOCKS (Cost $109,929,812)		124,137,361

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.3%
3.76%, 02/12/2026(b)	$9,000	8,963
3.69%, 02/26/2026(b)	35,000	34,808
3.64%, 03/05/2026(b)	22,000	21,867
3.62%, 03/12/2026(b)	20,000	19,864
3.52%, 03/19/2026(b)	106,000	105,216
3.50%, 03/26/2026(b)	61,000	60,506
3.43%, 04/02/2026(b)	66,000	65,415
TOTAL U.S. TREASURY BILLS (Cost $316,632)		316,639
TOTAL INVESTMENTS - 100.1% (Cost $110,246,444)		$124,454,000
Liabilities in Excess of Other Assets - (0.1)%		(87,836)
TOTAL NET ASSETS - 100.0%		$124,366,164

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown is the annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 9.6%
Gildan Activewear, Inc.	896,136	$55,972,654
Meritage Homes Corp.	76,110	5,008,038
Penske Automotive Group, Inc.	90,747	14,364,343
Texas Roadhouse, Inc.	174,469	28,961,854
Tractor Supply Co.	96,226	4,812,262
		109,119,151
Consumer Staples - 4.1%
Interparfums, Inc.	261,811	22,209,427
Marzetti Co.	118,111	19,419,811
Utz Brands, Inc.	475,091	4,931,444
		46,560,682
Energy - 9.8%
DT Midstream, Inc.	375,686	44,962,100
Plains GP Holdings LP - Class A	686,972	13,148,644
Targa Resources Corp.	288,888	53,299,836
		111,410,580
Financials - 21.7%
American Financial Group, Inc.	202,970	27,741,940
Cboe Global Markets, Inc.	86,164	21,627,164
Evercore, Inc. - Class A	139,230	47,373,007
First Financial Bancorp	595,100	14,889,402
Hartford Insurance Group, Inc.	385,673	53,145,739
Reinsurance Group of America, Inc.	172,541	35,105,192
Victory Capital Holdings, Inc. - Class A	715,654	45,150,611
		245,033,055
Health Care - 6.6%
Perrigo Co. PLC	1,355,557	18,869,353
Quest Diagnostics, Inc.	120,428	20,897,871
US Physical Therapy, Inc.	452,196	35,311,986
		75,079,210
Industrials - 19.9%
Allegion PLC	84,651	13,478,132
Broadridge Financial Solutions, Inc.	217,719	48,588,349
Hubbell, Inc.	113,022	50,194,201
Oshkosh Corp.	61,886	7,774,738
Ryder System, Inc.	122,517	23,448,529
Snap-on, Inc.	152,696	52,619,042
Watsco, Inc.	86,412	29,116,523
		225,219,514
Information Technology - 4.6%
Amdocs Ltd.	359,368	28,932,718
Avnet, Inc.	306,437	14,733,491
NetApp, Inc.	72,661	7,781,266
		51,447,475

	Shares	Value
Materials - 7.7%
Avery Dennison Corp.	112,214	$20,409,483
Packaging Corp. of America	204,149	42,101,648
RPM International, Inc.	237,966	24,748,464
		87,259,595
Real Estate - 5.9%
Agree Realty Corp.	415,967	29,962,103
Equity LifeStyle Properties, Inc.	428,442	25,967,870
Terreno Realty Corp.	191,103	11,219,657
		67,149,630
Utilities - 9.9%
Alliant Energy Corp.	472,841	30,739,393
Atmos Energy Corp.	159,365	26,714,355
CMS Energy Corp.	232,274	16,242,921
NiSource, Inc.	909,310	37,972,786
		111,669,455
TOTAL COMMON STOCKS (Cost $1,087,392,611)		1,129,948,347

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.2%
3.65%, 03/05/2026(a)	$117,000	116,290
3.62%, 03/12/2026(a)	530,000	526,403
3.52%, 03/19/2026(a)	1,171,000	1,162,344
3.49%, 03/26/2026(a)	437,000	433,461
3.43%, 04/02/2026(a)	514,000	509,442
TOTAL U.S. TREASURY BILLS (Cost $2,747,880)		2,747,940
TOTAL INVESTMENTS - 100.0% (Cost $1,090,140,491)		$1,132,696,287
Liabilities in Excess of Other Assets - (0.0)%(b)		(494,501)
TOTAL NET ASSETS - 100.0%		$1,132,201,786

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Bahl & Gaynor ETFs
Statements of Assets and Liabilities
December 31, 2025

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
ASSETS:
Investments, at value	$713,498,897	$393,706,584	$124,454,000	$1,132,696,287
Dividends receivable	591,238	561,221	116,450	1,692,493
Cash	3,207	5,695	2,380	6,466
Receivable for fund shares sold	—	2,910,618	—	—
Dividend tax reclaims receivable	—	—	8,536	—
Total assets	714,093,342	397,184,118	124,581,366	1,134,395,246
LIABILITIES:
Distributions payable	1,067,354	604,000	141,351	1,612,940
Payable to Adviser	275,030	142,742	73,851	580,520
Payable for investments purchased	—	2,857,651	—	—
Total liabilities	1,342,384	3,604,393	215,202	2,193,460
NET ASSETS	$ 712,750,958	$393,579,725	$124,366,164	$1,132,201,786
Net Assets Consists of:
Paid-in capital	$666,981,839	$380,260,297	$115,801,014	$1,139,903,243
Total distributable earnings/(accumulated losses)	45,769,119	13,319,428	8,565,150	(7,701,457)
Total net assets	$ 712,750,958	$393,579,725	$124,366,164	$1,132,201,786
Net assets	$712,750,958	$393,579,725	$124,366,164	$1,132,201,786
Shares issued and outstanding(a)	26,030,000	12,170,000	5,210,000	39,340,000
Net asset value per share	$27.38	$32.34	$23.87	$28.78
Cost:
Investments, at cost	$634,180,802	$368,769,473	$110,246,444	$1,090,140,491

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Bahl & Gaynor ETFs
Statements of Operations
For the Year Ended December 31, 2025

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
INVESTMENT INCOME:
Dividend income	$11,054,267	$6,358,593	$1,477,208	$25,403,669
Less: dividend withholding taxes	(95,129)	(3,909)	(12,804)	(92,404)
Less: issuance fees	—	(226)	—	—
Interest income	41,028	18,906	7,208	71,503
Total investment income	11,000,166	6,373,364	1,471,612	25,382,768
EXPENSES:
Investment advisory fee	3,013,338	1,153,562	776,835	6,222,210
Total expenses	3,013,338	1,153,562	776,835	6,222,210
Net investment income (loss)	7,986,828	5,219,802	694,777	19,160,558
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(34,829,695)	(8,984,276)	(5,905,883)	(29,937,606)
In-kind redemptions	263,858,973	36,525,716	26,782,462	26,819,077
Net realized gain (loss)	229,029,278	27,541,440	20,876,579	(3,118,529)
Net change in unrealized appreciation (depreciation) on:
Investments	(152,161,260)	(1,324,190)	(17,871,414)	(4,290,387)
Net realized and unrealized gain (loss)	76,868,018	26,217,250	3,005,165	(7,408,916)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,854,846	$31,437,052	$3,699,942	$11,751,642

The accompanying notes are an integral part of these financial statements.

6

Bahl & Gaynor ETFs
Statements of Changes in Net Assets

	Bahl & Gaynor Dividend ETF		Bahl & Gaynor Income Growth ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$7,986,828	$691,401	$5,219,802	$3,001,509
Net realized gain (loss)	229,029,278	50,947,369	27,541,440	22,779,729
Net change in unrealized appreciation (depreciation)	(152,161,260)	(67,033,662)	(1,324,190)	(4,933,823)
Net increase (decrease) in net assets from operations	84,854,846	(15,394,892)	31,437,052	20,847,415
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,037,354)	(641,519)	(5,243,170)	(3,014,394)
Total distributions to shareholders	(8,037,354)	(641,519)	(5,243,170)	(3,014,394)
CAPITAL TRANSACTIONS:
Shares sold	620,772,174	78,885,313	313,095,263	100,680,946
Shares issued from merger/ reorganization	—	673,542,154	—	—
Shares redeemed	(643,203,364)	(78,026,400)	(111,841,624)	(66,514,490)
Net increase (decrease) in net assets from capital transactions	(22,431,190)	674,401,067	201,253,639	34,166,456
Net increase (decrease) in net assets	54,386,302	658,364,656	227,447,521	51,999,477
NET ASSETS:
Beginning of the period	658,364,656	—	166,132,204	114,132,727
End of the period	$712,750,958	$658,364,656	$393,579,725	$166,132,204
SHARES TRANSACTIONS
Shares sold	24,340,000	3,250,000	10,080,000	3,540,000
Shares issued from merger/ reorganization	—	26,940,000	—	—
Shares redeemed	(25,300,000)	(3,200,000)	(3,570,000)	(2,330,000)
Total increase (decrease) in shares outstanding	(960,000)	26,990,000	6,510,000	1,210,000

(a)	Inception date of the Fund was December 11, 2024.
The accompanying notes are an integral part of these financial statements.

7

Bahl & Gaynor ETFs
Statements of Changes in Net Assets(Continued)

	Bahl & Gaynor Small Cap Dividend ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$694,777	$51,970
Net realized gain (loss)	20,876,579	2,529,419
Net change in unrealized appreciation (depreciation)	(17,871,414)	(9,622,833)
Net increase (decrease) in net assets from operations	3,699,942	(7,041,444)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(700,100)	(51,998)
Total distributions to shareholders	(700,100)	(51,998)
CAPITAL TRANSACTIONS:
Shares sold	88,930,111	5,153,560
Shares issued from merger/reorganization	—	102,092,443
Shares redeemed	(63,043,010)	(4,673,340)
Net increase (decrease) in net assets from capital transactions	25,887,101	102,572,663
Net increase (decrease) in net assets	28,886,943	95,479,221
NET ASSETS:
Beginning of the period	95,479,221	—
End of the period	$ 124,366,164	$95,479,221
SHARES TRANSACTIONS
Shares sold	3,770,000	220,000
Shares issued from merger/reorganization	—	4,080,000
Shares redeemed	(2,660,000)	(200,000)
Total increase (decrease) in shares outstanding	1,110,000	4,100,000

(a)	Inception date of the Fund was December 11, 2024.
The accompanying notes are an integral part of these financial statements.

8

Bahl & Gaynor ETFs
Statements of Changes in Net Assets(Continued)

	Bahl & Gaynor Small/Mid Cap Income Growth ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$19,160,558	$2,722,014	$8,752,598
Net realized gain (loss)	(3,118,529)	22,332,952	27,602,985
Net change in unrealized appreciation (depreciation)	(4,290,387)	(36,034,463)	96,334,594
Net increase (decrease) in net assets from operations	11,751,642	(10,979,497)	132,690,177
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(19,193,930)	(2,730,829)	(8,737,333)
Total distributions to shareholders	(19,193,930)	(2,730,829)	(8,737,333)
CAPITAL TRANSACTIONS:
Shares sold	537,397,955	201,128,388	389,212,291
Shares redeemed	(140,807,603)	(107,034,765)	(158,281,159)
Net increase (decrease) in net assets from capital transactions	396,590,352	94,093,623	230,931,132
Net increase (decrease) in net assets	389,148,064	80,383,297	354,883,976
NET ASSETS:
Beginning of the period	743,053,722	662,670,425	307,786,449
End of the period	$ 1,132,201,786	$743,053,722	$662,670,425
SHARES TRANSACTIONS
Shares sold	18,630,000	6,520,000	14,400,000
Shares redeemed	(4,870,000)	(3,500,000)	(5,860,000)
Total increase (decrease) in shares outstanding	13,760,000	3,020,000	8,540,000

(a)	The Bahl & Gaynor Small/Mid Cap Income Growth ETF changed its fiscal year end from October 31 to December 31 as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

9

BAHL & GAYNOR DIVIDEND ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.39	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.30	0.03
Net realized and unrealized gain (loss) on investments(c)	3.00	(0.62)
Total from investment operations	3.30	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.02)
Net realized gains	(0.00)(d)	—
Total distributions	(0.31)	(0.02)
Net asset value, end of period	$27.38	$24.39
Total return(e)	13.62%	−2.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$712,751	$658,365
Ratio of expenses to average net assets(f)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)	1.19%	1.90%
Portfolio turnover rate(e)(g)	32%	2%

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

BAHL & GAYNOR INCOME GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$29.35	$25.65	$25.02
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.63	0.60	0.20
Net realized and unrealized gain (loss) on investments(c)	2.97	3.69	0.63
Total from investment operations	3.60	4.29	0.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(0.59)	(0.20)
Total distributions	(0.61)	(0.59)	(0.20)
Net asset value, end of period	$32.34	$29.35	$25.65
Total return(d)	12.39%	16.87%	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$393,580	$166,132	$114,133
Ratio of expenses to average net assets(e)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(e)	2.04%	2.10%	2.82%
Portfolio turnover rate(d)(f)	28%	15%	4%

(a)	Inception date of the Fund was September 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

BAHL & GAYNOR SMALL CAP DIVIDEND ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.29	$25.02
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.15	0.01
Net realized and unrealized gain (loss) on investments(c)	0.58	(1.73)
Total from investment operations	0.73	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.01)
Net realized gains	(0.00)(d)	—
Total distributions	(0.15)	(0.01)
Net asset value, end of period	$23.87	$23.29
Total return(e)	3.15%	−6.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$124,366	$95,479
Ratio of expenses to average net assets(f)	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(f)	0.63%	0.97%
Portfolio turnover rate(e)(g)	24%	1%

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

BAHL & GAYNOR SMALL/MID CAP INCOME GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended October 31,			Period Ended October 31, 2021(b)
			2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$29.05	$29.37	$21.95	$23.01	$24.96	$25.10
INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.53	0.12	0.51	0.49	0.48	0.08
Net realized and unrealized gain (loss) on investments(d)	(0.27)	(0.33)	7.41	(1.08)	(2.01)	(0.15)
Total from investment operations	0.26	(0.21)	7.92	(0.59)	(1.53)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.11)	(0.50)	(0.47)	(0.42)	(0.07)
Total distributions	(0.53)	(0.11)	(0.50)	(0.47)	(0.42)	(0.07)
Net asset value, end of period	$28.78	$29.05	$29.37	$21.95	$23.01	$24.96
Total return(e)	0.89%	−0.74%	36.37%(f)	−2.60%	−6.16%	−0.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,132,202	$743,054	$662,670	$307,786	$141,490	$6,740
Ratio of expenses to average net assets(g)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(g)	1.85%	2.28%	1.91%	2.10%	2.08%	1.70%
Portfolio turnover rate(e)(h)	17%	4%	16%	19%	31%	5%

(a)	The Fund changed its fiscal year end from October 31st to December 31st. The current period represents activity from November 1, 2024 through December 31, 2024.
(b)	Inception date of the Fund was August 25, 2021.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)
The Fund had trade errors during the year resulting in a loss to the Fund of $18,156, which was subsequently reimbursed to the Fund by the Adviser. The total return for the year would have been 36.36% before the reimbursement.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2025
NOTE 1 – ORGANIZATION
Bahl & Gaynor Small Cap Dividend ETF is a non-diversified series and Bahl & Gaynor Dividend ETF, Bahl & Gaynor Income Growth ETF, and Bahl & Gaynor Small/Mid Cap Income Growth ETF, (individually each a “Fund” or collectively the “Funds”) are a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Bahl & Gaynor Dividend ETF is to seek long-term growth of dividend income, downside protection relative to the broader equity market, and total return. The investment objective of Bahl & Gaynor Income Growth ETF is to seek current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation. The investment objective of Bahl & Gaynor Small Cap Dividend ETF is to seek long-term growth of dividend income, downside protection, and total return. The investment objective of Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. Bahl & Gaynor Income Growth ETF commenced operations on September 14, 2023. Bahl & Gaynor Small/Mid Cap Income Growth ETF commenced operations on August 25, 2021. Both the Bahl & Gaynor Dividend ETF and Bahl & Gaynor Small Cap Dividend ETF commenced operations on December 11, 2024.
The end of the reporting period for the Funds is December 31, 2025. The current fiscal period is the period from January 1, 2025 through December 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

14

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2025(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Bahl & Gaynor Dividend ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$712,108,595	$—	$—	$712,108,595
U.S. Treasury Bills	—	1,390,302	—	1,390,302
Total Investments	$712,108,595	$1,390,302	$—	$713,498,897

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Income Growth ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$392,653,179	$—	$—	$392,653,179
U.S. Treasury Bills	—	1,053,405	—	1,053,405
Total Investments	$392,653,179	$1,053,405	$—	$393,706,584

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Small Cap Dividend ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$124,137,361	$—	$—	$124,137,361
U.S. Treasury Bills	—	316,639	—	316,639

15

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2025(Continued)

Investments	Level 1	Level 2	Level 3	Total
Total Investments	$124,137,361	$316,639	$—	$124,454,000

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Small/Mid Cap Income Growth ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$1,129,948,347	$—	$—	$1,129,948,347
U.S. Treasury Bills	—	2,747,940	—	2,747,940
Total Investments	$1,129,948,347	$2,747,940	$—	$1,132,696,287

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

16

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2025(Continued)
E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and excess distributions. For the fiscal period ended December 31, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Bahl & Gaynor Dividend ETF	$(260,107,606)	$260,107,606
Bahl & Gaynor Income Growth ETF	$(34,915,878)	$34,915,878
Bahl & Gaynor Small Cap Dividend ETF	$(26,358,912)	$26,358,912
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$(22,303,176)	$22,303,176

I.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Bahl & Gaynor ETF Operations Group, who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Plan of Reorganization. On July 10, 2025, the Trust’s Board approved the reorganization of the Bahl & Gaynor Income Growth Fund, an existing series of Investment Managers Series Trust (the “Target Fund”) into the Bahl & Gaynor Income Growth ETF (the “Acquiring Fund”), an existing series of the Trust (the “Reorganization”). The Reorganization is subject to approval by the Target Fund’s shareholders pursuant to Rule 17a-8 under the Investment Company Act of 1940, as amended. Subject to approval by the Target Fund’s shareholders, the Reorganization will result in the transfer of all of the Target Fund’s assets and liabilities into the Acquiring Fund in exchange for shares of the Acquiring Fund, and the Target Fund shareholders will become shareholders of the Acquiring Fund.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

17

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2025(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Bahl & Gaynor, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution-related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, Bahl & Gaynor Dividend ETF pays the Adviser 0.45%, Bahl & Gaynor Income Growth ETF pays the Adviser 0.45%, Bahl & Gaynor Small Cap Dividend ETF pays the Adviser 0.70%, and Bahl & Gaynor Small/Mid Cap Income Growth ETF pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Bahl & Gaynor Dividend ETF	$213,406,800	$244,736,105
Bahl & Gaynor Income Growth ETF	$72,367,876	$76,324,898
Bahl & Gaynor Small Cap Dividend ETF	$26,440,542	$32,522,925
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$175,142,508	$178,522,989

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Bahl & Gaynor Dividend ETF	$603,801,840	$593,063,063
Bahl & Gaynor Income Growth ETF	$307,444,393	$102,564,203
Bahl & Gaynor Small Cap Dividend ETF	$87,789,536	$55,878,593
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$531,801,278	$131,308,375

18

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2025(Continued)
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2025 were as follows:

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Tax cost of investments	$656,173,711	$374,402,075	$114,341,978	$1,105,957,251
Gross tax unrealized appreciation	93,910,312	33,973,383	19,286,428	106,463,816
Gross tax unrealized depreciation	(36,585,126)	(14,668,874)	(9,174,406)	(79,724,780)
Net tax unrealized appreciation (depreciation)	57,325,186	19,304,509	10,112,022	26,739,036
Undistributed ordinary income	3,493	—	—	—
Undistributed long-term gain	—	—	—	—
Other accumulated gain (loss)	(11,559,560)	(5,985,081)	(1,546,872)	(34,440,493)
Distributable earnings (accumulated losses)	$45,769,119	$13,319,428	$8,565,150	$(7,701,457)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2025, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of December 31, 2025, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Bahl & Gaynor Dividend ETF	$7,954,229	$3,605,331
Bahl & Gaynor Income Growth ETF	$3,099,276	$2,885,805
Bahl & Gaynor Small Cap Dividend ETF	$583,009	$963,863
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$16,323,793	$18,116,700

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gain
Bahl & Gaynor Dividend ETF	$8,037,354	$—
Bahl & Gaynor Income Growth ETF	$5,243,170	$—
Bahl & Gaynor Small Cap Dividend ETF	$700,100	$—
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$19,193,930	$—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gain
Bahl & Gaynor Dividend ETF	$641,519	$—
Bahl & Gaynor Income Growth ETF	$3,014,394	$—
Bahl & Gaynor Small Cap Dividend ETF	$51,970	$28
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$2,730,829	$—

19

Bahl & Gaynor ETFs
Notes to Financial Statements
December 31, 2025(Continued)
The tax character of distributions paid by the Bahl & Gaynor Small/Mid Cap Income Growth ETF during the fiscal year ended October 31, 2024 was $8,737,333 of ordinary income.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Funds will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of Bahl & Gaynor Small Cap Dividend ETF’s shares.

20

Bahl & Gaynor ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Bahl & Gaynor ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bahl & Gaynor ETFs, comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Bahl & Gaynor Dividend ETF and Bahl & Gaynor Small Cap Dividend ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, and the period from December 11, 2024 (commencement of operations) to December 31, 2024
Bahl & Gaynor Income Growth ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, and the period from September 14, 2023 (commencement of operations) to December 31, 2023
Bahl & Gaynor Small/Mid Cap Income Growth ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, the period from October 31, 2024, to December 31, 2024, and the year ended October 31, 2024
For the year ended December 31, 2025, the period from November 1, 2024 to December 31, 2024, the years ended October 31, 2024, 2023, 2022, and the period from August 25, 2021 (commencement of operations) to October 31, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania)
February 26, 2026

21

Bahl & Gaynor ETFs
FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bahl & Gaynor Dividend ETF	100.00%
Bahl & Gaynor Income Growth ETF	100.00%
Bahl & Gaynor Small Cap Dividend ETF	100.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended December 31, 2025 was as follows:

Bahl & Gaynor Dividend ETF	100.00%
Bahl & Gaynor Income Growth ETF	100.00%
Bahl & Gaynor Small Cap Dividend ETF	100.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was as follows:

Bahl & Gaynor Dividend ETF	0.00%
Bahl & Gaynor Income Growth ETF	0.00%
Bahl & Gaynor Small Cap Dividend ETF	0.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%

22

Bahl & Gaynor ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

23

BAHL & GAYNOR ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Bahl & Gaynor Income Growth ETF (BGIG)
Bahl & Gaynor Small/Mid Cap Income Growth ETF (SMIG)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Bahl & Gaynor, Inc. (the “Adviser”) and the Trust, on behalf of Bahl & Gaynor Income Growth ETF (“BGIG”) and Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG”) (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via video conference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as the Funds’ investment adviser. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, the Adviser’s representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations. The Board also noted that the Adviser is responsible for monitoring the extent to which a Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request,

24

BAHL & GAYNOR ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
the Adviser identified one or more funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar thematic investment strategies as the relevant Fund.
BGIG: The Board noted that the Fund slightly outperformed its broad-based benchmark, the S&P 500 Total Return Index, over the one-year period, but underperformed the same benchmark over the since inception period. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund seeks current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation by investing in U.S.-listed equity securities of large capitalization companies. The Board also observed that the Fund performed in line, over the same periods, with the Bahl & Gaynor Income Growth Composite, which is comprised of other accounts managed by the Adviser that employ similar strategies to the Fund.
The Board noted that for the one-year period ended March 31, 2025, the Fund outperformed the median return of its Peer Group, which is comprised of a mix of large-cap value and large-cap blend ETFs, and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Large Value category. With respect to the Selected Peer Group, the Board observed that the Adviser selected two dozen competing ETFs with large-cap growth, value or blend strategies, including both index-based and actively managed funds. The Board considered that the Fund performed within the range of its Selected Peers over the one-year period ended March 31, 2025.
The Board also considered that BGIG’s inception date was September 14, 2023, less than two years prior to March 31, 2025, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
SMIG: The Board noted that the Fund slightly underperformed its broad-based benchmark, the S&P 500 Total Return Index, over the one-, three-year, and since inception periods, but outperformed an additional benchmark, the Russell 2500 Total Return Index, over the same periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies and the Russell 2500 Total Return Index measures the performance of small- to mid-cap companies in the U.S. equity market, while the Fund seeks current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation by investing in small- and mid-capitalization companies. The Board also observed that the Fund performed in line, over the same periods, with the Bahl & Gaynor Small/Mid Cap Income Growth Composite, which is comprised of other accounts managed by the Adviser that employ similar strategies to the Fund.
The Board noted that for the one- and three-year periods ended March 31, 2025, the Fund outperformed the median return of its Peer Group, which is mostly comprised of mid-cap value and mid-cap blend ETFs, and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Mid-Cap Value category. With respect to the Selected Peer Group, the Board observed that the Adviser selected nine competing ETFs with mid- or small-cap growth, value or blend strategies, including both index-based and actively managed funds. The Board considered that the Fund outperformed all of its Selected Peers over the one-year period ended March 31, 2025, and all of its Selected Peers, with applicable track records, over the three-year period.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge each Fund a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying these Funds’ other expenses out of the Adviser’s own fee and resources.
The Board then compared each Fund’s net expense ratio to that of its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was equal to its unified management fee. The Board further noted that each Fund’s net expense ratio was equal to the median net expense ratio of the funds in its Peer Group but lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that each Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

25

BAHL & GAYNOR ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure does not contain breakpoint reductions as Fund assets grow. The Board determined, however, that the Funds’ unitary fee structure reflects a sharing of economies of scale between the Adviser and the Funds at current asset levels. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints or a change in fee structure may be warranted in the future should the Adviser realize economies of scale in its management of such Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/9/2026

* Print the name and title of each signing officer under his or her signature.